Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases

34. Leases

The Group has lease contracts for various items of plant, machinery, vehicles and other equipment used in its operations. Leases of plant and machinery generally have terms of approximately 5 years, while vehicles leases typically range from 1 to 5 years, and leases for other equipment generally range from 2 to 10 years. Property leases typically have terms between 1 and 10 years. Several lease agreements include extension and termination options. In certain cases, the Group has the option to renew the lease for an additional period of similar duration upon expiry of the initial term. Such extension options generally range from 1 years to 6 years and primarily relate to a number of property leases across the Group. In evaluating the lease term, the Group assessed whether it has the contractual right to terminate a lease. When such a right exists, the non-cancellable period of the lease includes the period covered by the termination option.

The Group also has certain leases of machinery, industrial equipment and vehicles with lease terms of 12 months or less, as well as leases of office equipment that qualify as low-value assets (e.g. items with a unit value below EUR 5,000). For these leases, the Group applies the “short-term lease” and “lease of low-value assets” recognition exemptions under IFRS 16.

Movements in right‑of‑use assets during the periods presented are summarized in the table below:

	Buildings	Plant and machinery	Industrial equipment	Other tangible assets	Total
	(EUR thousand)
Cost
At January 1, 2024	23,020	9,888	346	13,255	46,509
Additions	2,456	17	—	1,715	4,188
Disposals	(231)	—	—	(190)	(421)
Exchange rate differences	720	21	—	(70)	671
At December 31, 2024	25,965	9,926	346	14,710	50,947
Additions	3,137	—	—	1,434	4,571
Disposals	(1,655)	(8,472)	(346)	(334)	(10,807)
Exchange rate differences	(1,618)	(41)	—	(60)	(1,719)
At December 31, 2025	25,829	1,413	—	15,750	42,992

Depreciation
At January 1, 2024	11,264	7,291	322	9,383	28,260
Depreciation charge for the year	3,611	1,468	6	1,807	6,892
Disposals	(100)	—	—	(151)	(251)
Reclassifications	—	(18)	18	—	—
Exchange rate differences	325	15	—	(30)	310
At December 31, 2024	15,100	8,756	346	11,009	35,211
Depreciation charge for the year	3,839	492	—	1,790	6,121
Disposals	(1,100)	(8,081)	(346)	(212)	(9,739)
Exchange rate differences	(879)	(34)	—	(50)	(964)
At December 31, 2025	16,960	1,133	—	12,537	30,630

Net book value
At December 31, 2025	8,869	280	—	3,213	12,362
At December 31, 2024	10,865	1,170	—	3,701	15,736

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2025	2024
	(EUR thousand)
At January 1	16,901	18,945
Additions	4,571	4,188
Accretion of interest	862	759
Payments	(7,141)	(7,235)
Early terminated contracts	(559)	(162)
Exchange rate difference	(875)	406
At December 31	13,759	16,901

Current	4,382	5,092
Non-current	9,377	11,809

The following are the amounts recognized in the income statements:

	For the year ended December 31,
	2025	2024	2023
	(EUR thousand)
Depreciation expense of right of use assets	6,121	6,892	6,247
Interest expense on lease liabilities	862	759	581
Expense relating to short-term leases	2,033	1,392	2,118
Expense relating to leases of low-value assets	1,935	5,172	4,749
Total amount recognized in profit or loss	10,951	14,215	13,695

At December 31, 2025 the Group had entered into two property lease agreements with commencement date on January 1, 2026. The first lease has a term of five years, with total undiscounted lease payments of approximately EUR 2,061 thousand, while the second lease has a term of three years, with total undiscounted lease payments of approximately EUR 1,022 thousand. Both lease agreements include extension options and do not provide for early termination. Accordingly, the related lease payments are not reflected in the lease liabilities recognized as of December 31, 2025.